Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 52,237	$ 53,673
Trade receivables	82,071	74,077
Other receivables	6,192	6,868
Contract assets	10,245	4,686
Due from related parties	10,982	11,566
Inventories	96,371	85,187
Prepayments	4,055	1,926
Other current assets	1,546	1,521
Total current assets	263,699	239,504
Non-current assets
Financial assets at fair value through other comprehensive income	2,271	4,062
Property, plant and equipment	54,700	41,747
Right of use assets	3,248	3,735
Investment properties	6,378	730
Intangible assets	180	128
Investments in associates	930	935
Deferred tax assets	3,889	3,939
Other non-current assets	2,824	4,131
Total non-current assets	74,420	59,407
Total assets	338,119	298,911
Current liabilities
Interest-bearing loans and borrowings	10,131	11,356
Trade and other payables	27,370	16,879
Due to related parties	10,620	3,284
Financial liabilities at fair value through profit or loss		3
Accruals	21,361	14,437
Current tax liabilities	3,567	2,872
Employee benefit liabilities	1,950	1,888
Lease liabilities	551	574
Other current liabilities	7,826	2,356
Total current liabilities	83,376	53,649
Non-current liabilities
Interest-bearing loans and borrowings	3,650
Employee benefit liabilities	10,027	10,434
Lease liabilities	1,783	2,254
Deferred tax liabilities	4,408	4,139
Total non-current liabilities	19,868	16,827
Total liabilities	103,244	70,476
Equity
Issued capital	138	138
Additional paid-in capital	110,416	110,416
Treasury shares	(38)	(38)
Retained earnings	52,832	53,384
Other components of equity	(5,488)	(10,046)
Equity attributable to equity holders of the parent	157,860	153,854
Non-controlling interests	77,015	74,581
Total equity	234,875	228,435
Total liabilities and equity	$ 338,119	$ 298,911